American Century Mutual Funds, Inc.

Prospectus Supplement

Select Fund

Supplement dated December 22, 2008 ¢ Prospectus dated March 1, 2008

The following replaces the section The Fund Management Team on page 11.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

Steve Lurito

Mr. Lurito, Senior Vice President and Chief Investment Officer, U.S. Growth Equity, has been a member of the team that manages the fund since 2008. He joined American Century Investments in 2007. From 2006 to 2007, he was the chief investment officer at MUUS Asset Management. From 2004 to 2006, he was the director of small cap research, senior portfolio manager and managing director at Forstmann Leff Associates. He has a bachelor’s degree from the University of Virginia in Charlottesville and an MBA from The Wharton School of Business, University of Pennsylvania.

Keith Lee

Mr. Lee, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2001. He initially joined American Century Investments in 1998 and rejoined 2001. He became a portfolio manager in 2003. He has a bachelor of science degree in industrial engineering from Columbia University. He is a CFA charterholder.

Michael Li

Dr. Li, Portfolio Manager, has been a member of the team that manages the fund since 2003. He joined American Century Investments in 2002 as an investment analyst and became a portfolio manager in 2006. Before joining American Century Investments, he attended the Wharton School of Business, University of Pennsylvania, where he obtained his MBA. He also has a bachelor of science degree from the University of Science and Technology of China and a Ph.D. from the University of Michigan.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

American Century Investment Services, Inc., Distributor
©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-63933   0812

American Century Mutual Funds, Inc.

Prospectus Supplement

Ultra® Fund

Supplement dated December 22, 2008  ¢ Prospectus dated March 1, 2008

The following replaces the section The Fund Management Team on page 11.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

Steve Lurito

Mr. Lurito, Senior Vice President and Chief Investment Officer, U.S. Growth Equity, has been a member of the team that manages the fund since 2007. He joined American Century Investments in 2007. From 2006 to 2007, he was the chief investment officer at MUUS Asset Management. From 2004 to 2006, he was the director of small cap research, senior portfolio manager and managing director at Forstmann Leff Associates. He has a bachelor’s degree from the University of Virginia in Charlottesville and an MBA from The Wharton School of Business, University of Pennsylvania.

Keith Lee

Mr. Lee, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2008. He initially joined American Century Investments in 1998 and rejoined 2001. He became a portfolio manager in 2003. He has a bachelor of science degree in industrial engineering from Columbia University. He is a CFA charterholder.

Michael Li

Dr. Li, Portfolio Manager, has been a member of the team that manages the fund since 2008. He joined American Century Investments in 2002 as an investment analyst and became a portfolio manager in 2006. Before joining American Century Investments, he attended The Wharton School of Business, University of Pennsylvania, where he obtained his MBA. He also has a bachelor of science degree from the University of Science and Technology of China and a Ph.D. from the University of Michigan.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

American Century Investment Services, Inc., Distributor
©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-63934   0812

American Century Mutual Funds, Inc.

Prospectus Supplement

American Century-Mason Street Mid Cap Growth Fund
American Century-Mason Street Small Cap Growth Fund

Supplement dated December 22, 2008  ¢ Prospectus dated March 1, 2008

American Century-Mason Street Mid Cap Growth Fund and American Century-Mason Street Small Cap Growth Fund will be closed to all investments, except reinvested dividends and capital gains distributions, as of the close of the New York Stock Exchange on February 9, 2009.

The Board of Directors has approved management’s plan to liquidate the funds on February 27, 2009.

To prepare for the closing and liquidation of the funds, the funds’ portfolio managers may need to increase the portion of assets held in cash and similar investments to pay expenses and meet redemption requests. As a result, the funds may not be fully pursuing stated investment objectives.

American Century Investment Services, Inc., Distributor
©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-63889   0812